Tax matters (Tables)	12 Months Ended
Dec. 31, 2020
Tax matters
Schedule of income taxes

	2020	2019	2018
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	4,307	2,133	22,795
Adjustments in current income tax in respect of prior years	901	4,753	(865)
Adjustments in current income tax due to discounted operations	—	—	(3,776)
Total	5,208	6,886	18,154

Deferred tax
Origination and reversal of temporary differences	(20,961)	(48,618)	2,500
Impact of tax rate changes	-	(46)	98
Impairment of deferred tax assets	37,660	—	—
Adjustments in deferred tax in respect of prior years	33	237	(293)
Total	16,732	(48,427)	2,305
Income tax expense (benefit)	21,939	(41,541)	20,459

Schedule of statutory income tax rate

	2020	2019	2018
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(222,420)	(411,818)	35,568
Adjustment for discontinued operations	(5,399)	(28,135)	—
Accounting profit/(loss) before income tax	(227,819)	(439,954)	—
At weighted effective tax rate of 24% (2019: 24% and 2018: 49%)	(54,294)	(105,369)	17,409
Non-taxable income/(expenses)	—	(17,020)	(14,856)
Non-deductible expenses	6,779	49,390	25,079
Movements in unprovided deferred tax	—	4,604	7,620
Differing territorial tax rates	3,064	(3,987)	(2,262)
Adjustments in respect of prior periods	(50)	2,160	(1,038)
Other items	70,123	20,407	(4,936)
Elimination of effect of interest in joint ventures	899	917	1,079
Other permanent differences	(389)	9,234	1,242
Incentives and deductions	(2,456)	(1,302)	(6,944)
US State taxes	(1,737)	(824)	1,235
Taxable capital gains	—	249	607
Adjustments in current income tax due to discontinued operations	—	—	(3,776)
Income tax (expense)/benefit	21,939	(41,541)	20,459

Schedule of current tax assets and liabilities

	2020	2019
	US$'000	US$'000
Current tax assets
Income tax receivable	12,072	27,930

Current tax liabilities
Income tax payable	2,538	3,048

Net tax assets	9,534	24,882

Schedule of changes in deferred tax assets and liabilities

Deferred tax assets and liabilities

For the year ended December 31, 2020:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(414)	—	(44)		—	(0)	(458)
Biological assets	(1)	—	—		—	—	(1)
Provisions	15,928	—	2,757	(3,357)	(1,655)	562	14,235
Property, plant & equipment	(64,697)	—	16,094	(219)	434	125	(48,263)
Inventories	(2,542)	—	639		1,993	(26)	64
Hedging Instruments	—	—	—		—	0	0
Tax losses	41,728	—	(1,073)	(33,162)	(154)	2,187	9,525
Incentives & credits	2,139	—	—	(921)	169	40	1,426
Partnership interest	(9,890)	—	1,647		(740)	—	(8,983)
Other	3,243	—	909		533	(10)	4,674
Total	(14,506)	—	20,928	(37,660)	580	2,878	(27,781)

Ferroglobe has writen off the deferred tax assets in relation to Spanish $18,896 thousand, French $15,826 thousand, SouthAfrica $1,044 thousand and Argentinean $1,894 thousand, from the balance sheet. In these tax jurisdictions there is not sufficient taxable temporary differences that can be utilised against the unused tax losses.

Presented in the statement of financial position as follows:

	2020	2019
	US$'000	US$'000
Deferred tax assets	31,528	68,404
Deferred tax liabilities	(59,309)	(82,910)
Net Total Deferred Tax (Liability)	(27,781)	(14,506)

Schedule of unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2020	2019
	US$'000	US$'000
Unused tax losses	513,189	428,665
Unused tax credits	8,685	7,949
Unrecognised deductible temporary differences	106,952	79,733
Total	628,826	516,347